Retirement benefits - Movement in Pension Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Net defined benefit liability (asset), beginning balance	$ 66.5	$ 58.9
(Credited) / charged to the consolidated income statement:
Past service credit	0.0	0.0	$ (14.9)
Curtailment credit	0.0	(0.6)	(3.3)
Current service cost	0.1	0.4	1.5
Net interest on net liability	1.8	2.0	3.0
Administrative costs	0.7	0.9	1.3
Total charge for defined contribution plans	4.0	3.7	3.1
Cash contributions	(12.9)	(10.9)
(Credited) / charged to the consolidated statement of comprehensive income	(9.5)	21.7
Exchange difference	4.6	(9.6)
Net defined benefit liability (asset), ending balance	$ 55.3	$ 66.5	$ 58.9